Cover	Sep. 05, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2024
Entity File Number	001-41293
Entity Registrant Name	PowerUp Acquisition Corp.
Entity Central Index Key	0001847345
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	188 Grand Street Unit #195
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10013
City Area Code	(347)
Local Phone Number	313-8109
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	PWUPU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share, included as part of the Units
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share, included as part of the Units
Trading Symbol	PWUP
Security Exchange Name	NASDAQ
Redeemable Warrants each exercisable for one Class A Ordinary Share for $11.50 per share, included as part of the units
Title of 12(b) Security	Redeemable Warrants each exercisable for one Class A Ordinary Share for $11.50 per share, included as part of the units
Trading Symbol	PWUPW
Security Exchange Name	NASDAQ